ANNUAL REPORT  OCTOBER 31, 2000

Prudential
Tax-Managed Equity Fund

Fund Type Stock
Objective Long-term after-tax growth of capital

(GRAPHIC)

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

(LOGO)

Build on the Rock

INVESTMENT GOALS AND STYLE
The Prudential Tax-Managed Equity Fund attempts to provide after-tax returns that exceed those of the Standard & Poor's 500 Composite Stock Price Index
(S&P 500 Index) over the long term. Using quantitative investment strategies, we emphasize individual securities that we believe are likely to perform well. To manage risk and provide broad market participation at all times, however, we try to maintain the Fund's sector, industry, size, and security exposures close to those of the S&P 500
Index. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Breakdown/
Sector Composition
% of the  % of the
 Fund's     S&P
 Equity     500
 Assets    Index
 21.6%     21.1% Electronic Technology
 17.2      15.5  Finance
 10.0      11.3  Health Technology
  9.0       8.0  Technology Services
  7.0       7.5  Producer Manufacturing
  6.6       5.1  Energy Minerals
  4.5       6.0  Consumer Non-Durables
  4.2       5.1  Retail Trade
  3.5       2.3  Utilities
  2.4       0.5  Consumer Services
  1.0       1.5  Process Industries
 13.0      16.1  Other

Ten Largest Holdings
Expressed as a percentage of
equity assets as of 10/31/00

4.4%  General Electric Co.
      Diversifed Manufacturing

2.9   Microsoft Corp.
      Computer Software & Services

2.8   Cisco Systems, Inc.
      Computer Networks

2.5   Exxon Mobil Corp.
      Petroleum & Coal

2.4   Intel Corp.
      Semiconductors

1.9   Citigroup Inc.
      Financial Services

1.9   American Int'l Group, Inc.
      Insurance

1.9   Pfizer Inc.
      Pharmaceuticals

1.7   Merck & Co., Inc.
      Pharmaceuticals

1.6   EMC Corp.
      Computer Software & Services

Holdings are subject to change.

       www.prudential.com  (800) 225-1852

Performance at a Glance

Cumulative Total Returns1       As of 10/31/00

                                    One         Since
                                    Year      Inception2
Class A                            10.12%       24.10%
Class B                             9.36        22.70
Class C                             9.36        22.70
Class Z                            10.44        24.80
Lipper Large-Cap Core Fund Avg.3    9.71        22.00

Average Annual Total Returns1   As of 10/31/00

                                    One         Since
                                    Year      Inception2
Class A                            4.61%	10.40%
Class B                            4.36         10.85
Class C                            7.26         12.40
Class Z                           10.44         14.24

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 1Source: Prudential Investments Fund Management
LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

 2Inception date: Class A, B, C, and Z, 3/3/99.

 3Lipper average returns are for all funds in each share class for the one-year and since-inception periods in the Large-Cap Core Fund category. The
Lipper average is unmanaged. Large-Cap Core funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the S&PR Mid-Cap 400 Index. Large-Cap Core funds have wide latitude in the companies in which they invest. These funds will normally have an average price/earnings ratio, price-to-book ratio, and three-year earnings growth figure.

"Standard & Poor'sR" and "S&PR" are registered trademarks of The McGraw-Hill Companies, Inc.

(LOGO)            December 15, 2000

DEAR SHAREHOLDER,
The Prudential Tax-Managed Equity Fund sustained relatively stable growth through the very turbulent markets during the 12-month period ended October
31, 2000, usually holding up better than the S&P
500 Index when the Index declined. Over the full period, the Fund's Class A shares returned 10.12%, significantly more than the 6.08% return of the S&P
500 Index, and slightly ahead of the 9.71% gain posted by the Lipper Large-Cap Core Fund Average.
Its return was 4.61% to those paying the maximum one-time Class A share sales charge.

The period began with a sharply rising market whose gains were narrowly focused in technology stocks, followed by a period of exceptional market instability. Daily volatility was high, while market favor moved frequently among economic sectors. The reporting period concluded with a two-month plummet of growth stocks that gave back much of their gains of the period; value stocks continued to move ahead. The Fund's "core" style-- incorporating both value and growth elements--held up well.

However, the turbulence among market sectors and investing styles challenged even the strongest stomachs. It was a good reminder of why we recommend that investors, and particularly investors with a low tolerance for short-term instability of their asset values, diversify their equity holdings. The Prudential Tax-Managed
Equity Fund is a highly diversified fund, holding approximately 300 stocks spread throughout the U.S.
large-cap market. We also remind you that stock investors should have a time horizon of several years. Volatility in stock prices is normal, although not to the extent we saw during the past 12 months.

Sincerely,

David R. Odenath, Jr., President
Prudential Tax-Managed Funds

Prudential Tax-Managed Equity Fund

Annual Report    October 31, 2000

INVESTMENT ADVISER'S REPORT

OUR QUANTITATIVE TAX-MANAGED INVESTMENT DISCIPLINE
Limiting risk exposures. Our definition of success is a return that is better than the overall market, as measured by the S&P 500 Index, over the long term. So we try to be somewhat like the Index, only slightly better. The Prudential Tax-Managed Equity
Fund is managed to reduce the risk of a large deviation in return from the Fund's S&P 500 Index benchmark, while also increasing the likelihood that its performance will be better than the Index.

We classify the market into 19 economic sectors. We allow only small deviations from the benchmark S&P
500 Index in risk factors such as sector, industry, and market capitalization. Such deviations do not come about because we make judgements about which industries or market capitalization group will outpace others. Rather, we attempt to overweight
(or underweight) individual stocks on the basis of our assessment of their investment prospects. This sometimes results in an overweight (or underweight) in particular economic sectors or other categorizations. Over time, we expect our variations from the Index on various risk factors to have only a minor impact on our return.

In this reporting period, these sector variations accounted for about two points of our four percentage point outperformance of the S&P 500
Index.

How we select stocks. Our primary objective is to add value through judiciously chosen individual securities. Usually stocks of both fast-growing and slow-growing companies (the latter are often called
"value" stocks) are represented in our portfolio.
We have found that no single discipline identifies winners and losers equally well within each style.
Consequently, we apply different selection criteria to growth and value stocks.

Research suggests that investors tend to
overemphasize recent news while neglecting longer-
term trends. So, among slowly growing stocks, we
tend to buy and hold shares in companies that
become underpriced relative to their
                                          3

Prudential Tax-Managed Equity Fund

Annual Report    October 31, 2000

Comments on Largest Holdings  As of 10/31/00
-----------------------------------------------------
% of the  % of the
 Fund's     S&P
 Equity     500
 Assets    Index
 4.4%       4.3% General Electric Co./Diversified Manufacturing
                 We held a modest overweight in this broadly diversified enterprise that is both the largest company in the S&P 500 Index and in our portfolio. We were attracted by improved valuations as prices fell in late October.

 2.9%       2.9% Microsoft Corp./Computer Software & Services
                 We held Microsoft at a very slight overweight relative to the benchmark S&P 500 Index (which is obscured by rounding). Although we underweighted it early in the year as earnings forecasts deteriorated, we have reacquired our position as its share price and earnings outlook both have stabilized.

 2.8%       3.0% Cisco Systems, Inc./Computer Networks
                 Although it was our third largest holding, we underweighted this high-growth supplier of network technology, relative to its weight in the S&P
                 500 Index. We believe that the stock is attractive, but have taken tax losses in some shares and switched into more attractive alternatives.

 2.5%       2.5% Exxon Mobil Corp./Petroleum & Coal
                 We had a neutral outlook on this large energy supplier, and our holdings were near its weight in the S&P 500 Index, primarily to maintain our exposure to large-cap stocks and to the energy sector.

 2.4%       2.4% Intel Corp./Semiconductors
                 Although our models showed this stock to be relatively attractive, we held it near its market weight. We had sold shares as the stock price fell over the previous month to realize capital losses and switch into more attractive alternatives.

                 Holdings are subject to change.
4
                www.prudential.com  (800) 225-1852

earnings or book value. We do this in the belief that the market has overreacted to past disappointments from these firms. We buy slow-growth stocks with the intention of holding them until they have reached their fair value. Even though earnings may grow slowly for these firms, we believe that the shares have good prospects for capital appreciation should prices move toward intrinsic value.

Among stocks in rapidly growing companies, however, both theory and practice suggest that investors' overconfidence slows their response to news about future growth. We try to emphasize stocks of companies that have had positive news about their future prospects in the belief that the market will eventually follow. We hold these stocks until bad news calls into question the firm's ability to sustain profitable future growth. In contrast to value stocks, we de-emphasize price because low prices do not necessarily make attractive growth stocks.

Overall, stock selection within each industry accounted for a little more than half of our outperformance during this reporting period.

Tax management. The changes in market value of a stock in our portfolio affect our net asset value and our return, but have no tax consequences until the gain or loss is locked in by the shares' sale.
This is called "realizing" the gain or loss.

We review our portfolio frequently for stocks that have fallen in value. When appropriate, we may sell some of these shares to realize capital losses.
When doing so, we search for stocks with a similar risk profile to purchase as a substitute. We try to keep a tax-loss carryforward--a net realized loss that can be subtracted from future gains--amounting to 3% to 5% of our portfolio.

At period end, our tax-loss carryforward was 4.6% of net assets.

Prudential Tax-Managed Equity Fund

Annual Report    October 31, 2000

ANALYSIS OF THE PERIOD'S RETURN
Despite their volatility and sharp price correction during this period, electronic technology stocks contributed more than half of the gains in both the S&P 500 Index and our portfolio. We benefited from overweighting the sector, on average, but benefited even more from our selection within the sector. Some of the largest companies made the largest contributions: Cisco Systems, EMC, Sun
Microsystems, Intel, and Oracle. We also had substantial gains on smaller technology companies, including Network Appliance, Hewlett Packard, and
Altera. Among our software holdings, Siebel and Adobe moved up sharply.

Good selection among telecommunications equipment manufacturers also made a substantial contribution to our outperformance. We had underweighted Lucent, which dropped sharply over the period, and had overweighted the strong performing Qualcomm, Adc
Telecommunications, and Comverse Technology. We sold our positions in these stocks when we thought they became expensive.

General Electric, by far the largest company in the S&P 500 Index, had a 23% rise over the period, which had a significant impact on the Index and on our return. Our holding was a very slight overweighting.

In the financial sector, we focused slightly on investment banks, and these had a particularly strong performance, as they had been inexpensively priced compared to other sectors. Insurance companies also performed well, particularly property/casualty insurers that benefited from an improvement in the prices of their services. We had a relatively large overweight in Allstate. We also benefited from a slight overweight of the multiline insurer American International Group. Both stocks gained more than 40% over the 12 months.

          www.prudential.com  (800) 225-1852

We occasionally buy stocks that are not part of the S&P 500 Index when we believe they offer better risk/reward characteristics than the Index-listed stocks in an industry. Among property/casualty insurers, we benefited from our purchases of Allmerica Financial, Everest Re Group, and Old
Republic International. We had small exposures, but the stocks had large gains. On the other hand, we lost ground by selling our holdings in Chubb, which rose sharply late in the period. Overall, our selection in the property/casualty industry contributed to our outperformance.

We also gained from a relatively large
overweighting of electric utilities, including our holdings in Reliant Energy, Duke Energy, PG&E, and
Entergy. These firms, and the industry overall, had very good returns over the period.

Prudential Tax-Managed Equity Fund Management Team

Prudential Tax-Managed Equity Fund

Annual Report	October 31, 2000

Financial
           Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.9%
Common Stocks
-------------------------------------------------------------------------------------
Aerospace/Defense  0.9%
       37,100   Boeing Co.                                            $    2,515,844
       22,600   General Dynamics Corp.                                     1,617,312
                                                                      --------------
                                                                           4,133,156
-------------------------------------------------------------------------------------
Airlines  0.9%
       88,200   AMR Corp.(a)                                               2,888,550
       12,600   Delta Air Lines, Inc.                                        595,350
       16,300   Southwest Airlines Co.                                       464,550
                                                                      --------------
                                                                           3,948,450
-------------------------------------------------------------------------------------
Aluminum  0.4%
        9,500   Alcan Aluminum Ltd.                                          299,844
       54,500   Alcoa Inc.                                                 1,563,468
                                                                      --------------
                                                                           1,863,312
-------------------------------------------------------------------------------------
Auto & Truck  1.8%
        1,000   ArvinMeritor, Inc.                                            16,750
        2,500   BorgWarner, Inc.                                              94,375
       58,608   Ford Motor Co.                                             1,531,134
       48,500   General Motors Corp.                                       3,013,062
       10,200   Harley-Davidson, Inc.                                        491,513
        4,800   Johnson Controls, Inc.                                       286,200
        3,200   PACCAR Inc.                                                  134,600
      142,700   Visteon Corp.                                              2,524,006
                                                                      --------------
                                                                           8,091,640
-------------------------------------------------------------------------------------
Banking  3.6%
       43,000   Astoria Financial Corp.                                    1,612,500
       11,000   Bank of America Corp.                                        528,687
       23,100   Bank of New York Co., Inc.                                 1,329,694
       45,300   Chase Manhattan Corp.                                      2,061,150
       22,700   Dime Bancorp, Inc.                                           554,731
        3,650   Fifth Third Bancorp                                          187,519
        9,864   Firstar Corp.                                                194,198

    See Notes to Financial Statements                                      9

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
       31,030   FleetBoston Financial Corp.                           $    1,179,140
       49,400   Golden West Financial Corp.                                2,769,487
        9,500   Mellon Financial Corp.                                       458,375
        4,900   Northern Trust Corp.                                         418,338
       18,900   PNC Financial Services Group                               1,263,937
        3,500   U.S. Bancorp                                                  84,656
       15,900   Washington Mutual, Inc.                                      699,600
       64,800   Wells Fargo & Co.                                          3,001,050
                                                                      --------------
                                                                          16,343,062
-------------------------------------------------------------------------------------
Beverages  1.9%
       44,200   Anheuser-Busch Cos., Inc.                                  2,022,150
       39,000   Coca-Cola Co.                                              2,354,625
       92,400   PepsiCo, Inc.                                              4,475,625
                                                                      --------------
                                                                           8,852,400
-------------------------------------------------------------------------------------
Biotechnology  0.1%
        4,600   PE Corp.-PE Biosystems Group                                 538,200
-------------------------------------------------------------------------------------
Business Services  0.3%
       22,700   Paychex, Inc.                                              1,286,806
-------------------------------------------------------------------------------------
Chemicals  0.5%
       28,200   Air Products & Chemicals, Inc.                             1,052,212
          600   Ashland, Inc.                                                 19,650
        6,300   Dow Chemical Co.                                             192,938
       21,085   E.I. du Pont de Nemours & Co.                                956,732
        3,800   Union Carbide Corp.                                          163,400
                                                                      --------------
                                                                           2,384,932
-------------------------------------------------------------------------------------
Commercial Services
          400   Cendant Corp.(a)                                               4,800
-------------------------------------------------------------------------------------
Computers  3.7%
       29,200   Apple Computer, Inc.(a)                                      571,225
       81,000   Hewlett-Packard Co.                                        3,761,438
        5,300   InFocus Corp.(a)                                             234,194

    10                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
       54,400   International Business Machines Corp.                 $    5,358,400
       62,500   Sun Microsystems, Inc.(a)                                  6,929,687
                                                                      --------------
                                                                          16,854,944
-------------------------------------------------------------------------------------
Computer Networks  3.2%
      236,600   Cisco Systems, Inc.(a)                                    12,746,825
       15,200   Network Appliance, Inc.(a)                                 1,808,800
                                                                      --------------
                                                                          14,555,625
-------------------------------------------------------------------------------------
Computer Software & Services  10.8%
       40,800   Adobe Systems, Inc.                                        3,103,350
      103,000   America Online, Inc.(a)                                    5,194,290
        2,800   Cadence Design Systems, Inc.(a)                               71,925
       29,100   Comverse Technology, Inc.(a)                               3,251,925
       14,300   Electronic Data Systems Corp.                                671,206
       83,600   EMC Corp.(a)                                               7,445,625
       41,700   Intuit, Inc.(a)                                            2,561,944
        6,700   Macromedia, Inc.(a)                                          516,319
      195,400   Microsoft Corp.(a)                                        13,458,175
        6,000   NVIDIA Corp.(a)                                              372,844
      221,000   Oracle Corp.(a)                                            7,293,000
        3,600   Parametric Technology Corp.(a)                                44,325
       14,000   Rational Software Corp.(a)                                   835,625
        4,200   Siebel Systems, Inc.(a)                                      440,737
       28,300   VERITAS Software Corp.(a)                                  3,990,742
        3,500   Yahoo! Inc.(a)                                               205,188
                                                                      --------------
                                                                          49,457,220
-------------------------------------------------------------------------------------
Consumer Products  0.4%
          900   American Greetings Corp.                                      16,369
        2,900   Clorox Co. (The)                                             129,413
       19,100   NIKE, Inc.                                                   762,806
       12,500   V.F. Corp.                                                   341,406
       18,400   Whirlpool Corp.                                              800,400
                                                                      --------------
                                                                           2,050,394

    See Notes to Financial Statements                                     11

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
Cosmetics & Soaps  0.9%
       21,700   Avon Products, Inc.                                   $    1,052,450
       33,100   Colgate-Palmolive Co.                                      1,944,956
        9,000   Kimberly-Clark Corp.                                         594,000
        4,800   Procter & Gamble Co.                                         342,900
                                                                      --------------
                                                                           3,934,306
-------------------------------------------------------------------------------------
Data Processing/Management  0.6%
       23,700   Automatic Data Processing, Inc.                            1,547,906
        6,900   CSG Systems Int'l., Inc.(a)                                  320,419
       11,200   First Data Corp.                                             561,400
        7,600   Fiserv, Inc.(a)                                              398,525
          400   SEI Investments Co.                                           36,300
                                                                      --------------
                                                                           2,864,550
-------------------------------------------------------------------------------------
Distribution/ Wholesalers  0.2%
       21,700   Costco Wholesale Corp.(a)                                    794,762
        6,700   Tech Data Corp.(a)                                           278,888
          500   W.W. Grainger, Inc.                                           15,969
                                                                      --------------
                                                                           1,089,619
-------------------------------------------------------------------------------------
Diversified Manufacturing  6.2%
          700   Ball Corp.                                                    24,588
       28,200   Corning, Inc.                                              2,157,300
        2,100   Eaton Corp.                                                  142,931
      371,100   General Electric Co.                                      20,340,919
       17,850   Honeywell Int'l., Inc.                                       960,553
        4,200   Illinois Tool Works, Inc.                                    233,363
        4,500   Liz Claiborne, Inc.                                          191,250
       13,100   Minnesota Mining & Manufacturing Co. (3M)                  1,265,787
       26,600   National Service Industries, Inc.                            543,637
       12,100   Parker-Hannifin Corp.                                        500,638
        6,000   Polycom, Inc.(a)                                             390,000
        1,100   Symbol Technologies, Inc.                                     49,981
       12,100   Trinity Industrial, Inc.                                     291,156

    12                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
       11,700   Tyco Int'l. Ltd.                                      $      663,244
        7,600   Unilever N V (Netherlands)                                   386,175
                                                                      --------------
                                                                          28,141,522
-------------------------------------------------------------------------------------
Drugs & Medical Supplies  4.9%
       60,300   Abbott Laboratories                                        3,184,594
       12,900   American Home Products Corp.                                 819,150
       47,800   Amgen, Inc.(a)                                             2,769,412
       12,450   Biomet, Inc.                                                 450,534
       64,700   Bristol-Myers Squibb Co.                                   3,942,656
       18,900   Cardinal Health, Inc.                                      1,790,775
          200   Express Scripts, Inc.(a)                                      13,438
       13,000   Forest Laboratories, Inc.(a)                               1,722,500
       22,600   Genzyme Corp.(a)                                           1,604,600
       58,500   Johnson & Johnson                                          5,389,312
        4,400   MiniMed, Inc.(a)                                             320,925
          600   Mylan Laboratories, Inc.                                      16,800
          400   Quest Diagnostics, Inc.(a)                                    38,500
        6,200   VISX, Inc.(a)                                                132,913
                                                                      --------------
                                                                          22,196,109
-------------------------------------------------------------------------------------
Electronics  1.2%
       64,200   Agilent Technologies, Inc.(a)                              2,973,263
        6,100   ALLETE                                                       131,531
       16,400   Avnet, Inc.                                                  440,750
       15,900   Emerson Electric Co.                                       1,167,656
        6,600   Linear Technology Corp.                                      426,113
        6,300   Power-One, Inc.(a)                                           446,906
                                                                      --------------
                                                                           5,586,219
-------------------------------------------------------------------------------------
Electronic Components  2.7%
       36,400   Altera Corp.(a)                                            1,490,125
        5,900   Arrow Electronics, Inc.(a)                                   188,800
       28,500   Jabil Circuit, Inc.(a)                                     1,626,281
       15,600   KLA-Tencor Corp.(a)                                          527,475
        2,200   Molex Inc.                                                   118,800
       25,600   Sanmina Corp.(a)                                           2,926,400

    See Notes to Financial Statements                                     13

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
        7,600   Sawtek, Inc.(a)                                       $      386,650
       66,800   Solectron Corp.(a)                                         2,939,200
       32,900   Xilinx, Inc.(a)                                            2,383,194
                                                                      --------------
                                                                          12,586,925
-------------------------------------------------------------------------------------
Entertainment  0.1%
       12,500   Carnival Corp.                                               310,156
-------------------------------------------------------------------------------------
Financial Services  9.2%
        3,300   Ambac Financial Group, Inc.                                  263,381
       70,600   American Express Co.                                       4,236,000
       18,100   Associates First Capital Corp.                               671,963
       22,395   Bear Stearns Cos., Inc.                                    1,357,697
      169,133   Citigroup, Inc.                                            8,900,624
       24,000   Federal Home Loan Mortgage Corp.                           1,440,000
       36,400   Federal National Mortgage Association                      2,802,800
       11,700   Household Int'l., Inc.                                       588,656
       54,600   Lehman Brothers Holdings, Inc.                             3,521,700
      111,300   MBNA Corp.                                                 4,180,706
       28,200   Merrill Lynch & Co., Inc.                                  1,974,000
        5,000   MGIC Investment Corp.                                        340,625
       23,400   Morgan (J.P.) & Co., Inc.                                  3,872,700
       57,200   Morgan Stanley Dean Witter & Co.                           4,593,875
        9,600   PaineWebber Group, Inc.                                      684,000
       24,800   Providian Financial Corp.                                  2,579,200
        3,000   Stilwell Financial, Inc.                                     134,438
                                                                      --------------
                                                                          42,142,365
-------------------------------------------------------------------------------------
Foods  0.8%
          740   Archer-Daniels-Midland Co.                                     8,140
        9,000   ConAgra Foods, Inc.                                          192,375
          200   General Mills, Inc.                                            8,350
        1,500   H.J. Heinz Co.                                                62,906
       45,400   IBP, Inc.                                                    933,537
        3,700   International Multifoods Corp.                                62,669
        2,200   Quaker Oats Co. (The)                                        179,438
       36,900   Sara Lee Corp.                                               795,656

    14                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
       19,000   Suiza Foods Corp.(a)                                  $      879,938
       11,500   SYSCO Corp.                                                  600,156
          400   Wrigley (Wm.) Jr. Co.                                         31,675
                                                                      --------------
                                                                           3,754,840
-------------------------------------------------------------------------------------
Forest Products  0.3%
       26,300   Weyerhaeuser Co.                                           1,234,456
-------------------------------------------------------------------------------------
Gas Distribution  0.1%
       18,900   Sempra Energy                                                390,994
-------------------------------------------------------------------------------------
Gas Pipelines  1.5%
       56,200   Dynegy Inc.                                                2,602,762
       15,600   El Paso Energy Corp.                                         977,925
       29,200   Enron Corp.                                                2,396,225
       21,800   Williams Companies, Inc. (The)                               911,513
                                                                      --------------
                                                                           6,888,425
-------------------------------------------------------------------------------------
Health Care  1.1%
       17,900   Foundation Health Systems(a)                                 361,356
       16,300   Tenet Healthcare Corp.(a)                                    640,794
        4,200   Trigon Healthcare, Inc.(a)                                   301,087
       33,800   UnitedHealth Group, Inc.                                   3,696,875
          200   Wellpoint Health Networks Inc.(a)                             23,388
                                                                      --------------
                                                                           5,023,500
-------------------------------------------------------------------------------------
Housing Construction  0.5%
       26,700   Centex Corp.                                                 987,900
          100   Masco Corp.                                                    1,869
       29,100   Pulte Corp.                                                  969,394
        2,900   Southdown, Inc.                                              205,537
                                                                      --------------
                                                                           2,164,700
-------------------------------------------------------------------------------------
Human Resources
        1,100   Robert Half Int'l., Inc.(a)                                   33,550
-------------------------------------------------------------------------------------
Insurance  4.5%
        6,800   Aetna, Inc.                                                  393,125
       17,800   Allmerica Financial Corp.                                  1,122,512

    See Notes to Financial Statements                                     15

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
      106,600   Allstate Corp.                                        $    4,290,650
       11,900   American General Corp.                                       957,950
       88,000   American Int'l. Group, Inc.                                8,624,000
       14,400   Everest Re Group, Ltd.                                       844,200
        6,800   Hartford Financial Services Group, Inc. (The)                506,175
        3,600   Jefferson-Pilot Corp.                                        247,500
        2,300   Loews Corp.                                                  209,156
        6,200   Marsh & McLennan Co., Inc.                                   810,650
       23,900   Old Republic Int'l Corp.                                     621,400
        8,100   PMI Group, Inc. (The)                                        598,388
       25,800   St. Paul Companies, Inc. (The)                             1,322,250
                                                                      --------------
                                                                          20,547,956
-------------------------------------------------------------------------------------
Lodging
          300   Marriott Int'l., Inc.                                         12,150
-------------------------------------------------------------------------------------
Machinery  0.4%
          700   Caterpillar, Inc.                                             24,544
       16,100   Deere & Co.                                                  592,681
        6,900   Dover Corp.                                                  292,819
        5,800   Ingersoll-Rand Co.                                           218,950
       26,200   McDermott Int'l., Inc.(a)                                    253,813
          700   Milacron Inc.                                                 11,156
       14,100   Tecumseh Products Co.                                        562,237
                                                                      --------------
                                                                           1,956,200
-------------------------------------------------------------------------------------
Media  2.7%
       11,100   Comcast Corp.(a)                                             452,325
       85,100   Disney (Walt) Co.                                          3,047,644
          100   Donnelley (R.R.) & Sons Co.                                    2,150
        6,800   Dow Jones & Co., Inc.                                        400,350
          700   Gannett Co., Inc.                                             40,600
        5,400   Interpublic Group of Companies, Inc.                         231,863
        2,100   Knight-Ridder, Inc.                                          105,525
        5,900   McGraw-Hill Cos., Inc.                                       378,706
        6,800   New York Times Co.                                           249,900
       10,500   Omnicom Group Inc.                                           968,625

    16                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
       20,700   Seagram Co. Ltd.                                      $    1,182,487
       54,200   Time Warner, Inc.                                          4,114,322
        9,000   Tribune Co.                                                  333,562
       10,200   Viacom Inc.(a)                                               580,125
                                                                      --------------
                                                                          12,088,184
-------------------------------------------------------------------------------------
Metals
          200   Phelps Dodge Corp.                                             9,350
-------------------------------------------------------------------------------------
Mining
          900   Barrick Gold Corp.                                            12,038
-------------------------------------------------------------------------------------
Miscellaneous Basic Industry
        5,000   Precision Castparts Corp.                                    188,750
-------------------------------------------------------------------------------------
Oil & Gas  1.0%
        7,500   Amerada Hess Corp.                                           465,000
        8,100   Baker Hughes, Inc.                                           278,438
        8,300   Coastal Corp.                                                626,131
       21,000   Schlumberger Ltd.                                          1,598,625
       52,200   USX - Marathon Group                                       1,419,188
                                                                      --------------
                                                                           4,387,382
-------------------------------------------------------------------------------------
Oil & Gas Exploration/Production  0.5%
          500   Anadarko Petroleum Corp.                                      32,025
        5,100   Apache Corp.                                                 282,094
        7,600   Burlington Resources, Inc.                                   273,600
        8,949   Conoco Inc.                                                  243,301
        8,000   ENSCO International, Inc.                                    266,000
       11,200   Nabors Industries, Inc.(a)                                   570,080
       30,200   Tosco Corp.                                                  864,475
                                                                      --------------
                                                                           2,531,575
-------------------------------------------------------------------------------------
Paper & Packaging  0.4%
       10,500   Bowater Inc.                                                 568,313
       22,700   Georgia-Pacific Group                                        610,062

    See Notes to Financial Statements                                     17

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
       12,075   International Paper Co.                               $      442,247
       34,100   Louisiana-Pacific Corp.                                      289,850
                                                                      --------------
                                                                           1,910,472
-------------------------------------------------------------------------------------
Petroleum & Coal  5.8%
       23,200   Chevron Corp.                                              1,905,300
      125,903   Exxon Mobil Corp.                                         11,228,974
       47,800   Phillips Petroleum Co.                                     2,951,650
      110,600   Royal Dutch Petroleum Co.                                  6,566,875
       63,500   Texaco Inc.                                                3,750,469
                                                                      --------------
                                                                          26,403,268
-------------------------------------------------------------------------------------
Pharmaceuticals  5.4%
        7,300   Allergan, Inc.                                               613,656
        6,100   ALZA Corp.(a)                                                493,719
       49,300   Eli Lilly & Co.                                            4,406,188
       87,500   Merck & Co., Inc.                                          7,869,531
      197,275   Pfizer Inc.                                                8,519,814
       55,100   Schering-Plough Corp.                                      2,847,981
                                                                      --------------
                                                                          24,750,889
-------------------------------------------------------------------------------------
Photography Equipment & Supplies
          300   Polaroid Corp.                                                 3,019
-------------------------------------------------------------------------------------
Railroads  0.2%
       21,600   Burlington Northern Santa Fe Corp.                           573,750
        6,700   Union Pacific Corp.                                          314,062
                                                                      --------------
                                                                             887,812
-------------------------------------------------------------------------------------
Retail  4.0%
       16,700   Abercrombie & Fitch Co.(a)                                   393,494
        6,300   Albertson's, Inc.                                            149,231
       12,700   American Eagle Outfitters, Inc.(a)                           437,356
       34,800   Bed Bath & Beyond Inc.(a)                                    898,275
        7,000   CDW Computer Centers, Inc.(a)                                451,063
       16,100   CVS Corp.                                                    852,294
       25,000   Federated Department Stores, Inc.(a)                         814,062
       23,000   Home Depot, Inc.                                             989,000

    18                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
       35,500   Kohl's Corp.(a)                                       $    1,923,656
        6,200   Neiman Marcus Group, Inc.(a)                                 230,175
        3,300   RadioShack Corp.                                             196,763
       19,900   Safeway Inc.(a)                                            1,088,281
       51,600   Sears, Roebuck & Co.                                       1,534,068
       12,700   Target Corp.                                                 350,838
       15,200   Tiffany & Co.                                                648,850
      123,000   Wal-Mart Stores, Inc.                                      5,581,125
       38,100   Walgreen Co.                                               1,738,312
                                                                      --------------
                                                                          18,276,843
-------------------------------------------------------------------------------------
Semiconductors  4.2%
        6,700   Advanced Micro Devices, Inc.(a)                              151,588
        7,900   Analog Devices, Inc.(a)                                      513,500
       43,000   Applied Materials, Inc.(a)                                 2,284,375
       45,400   Atmel Corp.(a)                                               678,163
        1,100   Broadcom Corp.(a)                                            244,613
      247,100   Intel Corp.                                               11,119,500
        1,300   Maxim Integrated Products, Inc.(a)                            86,206
        5,200   Micrel, Inc.(a)                                              235,300
       17,500   Novellus Systems, Inc.(a)                                    716,406
        2,800   Semtech Corp.(a)                                              90,300
       32,200   Texas Instruments, Inc.                                    1,579,812
        8,900   TranSwitch Corp.(a)                                          513,975
       15,100   Vitesse Semiconductor Corp.(a)                             1,056,056
                                                                      --------------
                                                                          19,269,794
-------------------------------------------------------------------------------------
Steel - Producers
          400   Nucor Corp.                                                   13,875
-------------------------------------------------------------------------------------
Telecommunications  7.9%
        3,000   ALLTEL Corp.                                                 193,313
      139,011   AT&T Corp.                                                 3,223,318
        3,625   Avaya, Inc.                                                   48,711
       75,900   BellSouth Corp.                                            3,666,919
        2,100   CenturyTel, Inc.                                              80,850
       49,200   JDS Uniphase Corp.(a)                                      4,003,650
       13,800   Lucent Technologies, Inc.                                    321,712

    See Notes to Financial Statements                                     19

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
      134,300   Nortel Networks Corp.                                 $    6,110,650
        8,600   Powerwave Technologies, Inc.(a)                              413,875
          500   Quanta Services, Inc.(a)                                      15,531
       69,900   Qwest Communications Int'l., Inc.(a)                       3,398,887
      124,694   SBC Communications, Inc.                                   7,193,285
        1,700   Sprint Corp. (PCS Group)(a)                                   43,350
       64,800   Tellabs, Inc.(a)                                           3,235,950
       69,596   Verizon Communications                                     4,023,519
       10,750   WorldCom, Inc.(a)                                            255,312
                                                                      --------------
                                                                          36,228,832
-------------------------------------------------------------------------------------
Textiles  0.1%
       14,400   Springs Industries, Inc.                                     339,300
-------------------------------------------------------------------------------------
Tobacco  0.6%
       45,300   Philip Morris Companies, Inc.                              1,659,112
       26,900   R.J. Reynolds Tobacco Holdings, Inc.                         961,675
        1,200   Universal Corp.                                               33,600
                                                                      --------------
                                                                           2,654,387
-------------------------------------------------------------------------------------
Transportation
        5,000   CNF Transportation, Inc.                                     133,438
        1,600   FedEx Corp.(a)                                                74,976
                                                                      --------------
                                                                             208,414
-------------------------------------------------------------------------------------
Utilities  3.4%
       18,900   Calpine Corp.(a)                                           1,491,919
        2,000   Cinergy Corp.                                                 61,250
        6,673   Dominion Resources, Inc.                                     397,461
       29,900   Duke Energy Corp.                                          2,584,481
       42,800   Entergy Corp.                                              1,639,775
        8,750   Exelon Corp.                                                 526,094
       13,100   Florida Progress Corp.                                       696,756
        1,200   FPL Group, Inc.                                               79,200
       17,400   GPU, Inc.                                                    575,287

    20                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Portfolio of Investments as of October 31, 2000 Cont'd.

Shares          Description                                           Value (Note 1)
------------------------------------------------------------------------------------------
       28,000   KeySpan Corp.                                         $      985,250
       86,200   PG&E Corp.                                                 2,322,012
        6,600   Pinnacle West Capital Corp.                                  286,688
       23,700   PPL Corp.                                                    976,144
       24,100   Public Service Company of New Mexico                         664,256
       40,900   Reliant Energy, Inc.                                       1,689,681
       12,400   Southern Co.                                                 364,250
                                                                      --------------
                                                                          15,340,504
-------------------------------------------------------------------------------------
Waste Management
          700   Waste Management, Inc.                                        14,000
                                                                      --------------
                Total long-term investments (cost $362,167,921)          456,742,171
                                                                      --------------
SHORT-TERM INVESTMENTS  0.3%
Principal
Amount
(000)
-------------------------------------------------------------------------------------
Repurchase Agreement
$       1,321   Joint Repurchase Agreement Account,
                 6.55%, 11/1/00
                 (cost $1,321,000; Note 5)                                 1,321,000
                                                                      --------------
                Total Investments  100.2%
                 (cost $363,488,921; Note 4)                             458,063,171
                Liabilities in excess of other assets  (0.2%)               (956,956)
                                                                      --------------
                Net Assets  100%                                      $  457,106,215
                                                                      --------------
                                                                      --------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
N.V.--Naamlooze Vennootschap (Dutch Corporation).
    See Notes to Financial Statements                                     21

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Assets and Liabilities

                                                                  October 31, 2000
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $363,488,921)                           $458,063,171
Cash                                                                     111,792
Receivable for investments sold                                        6,712,461
Receivable for Fund shares sold                                        2,140,465
Dividends and interest receivable                                        284,480
Deferred expenses and other assets                                         3,011
                                                                  ----------------
      Total assets                                                   467,315,380
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                      8,267,701
Payable for Fund shares reacquired                                     1,100,307
Distribution fee payable                                                 303,512
Accrued expenses and other liabilities                                   293,576
Management fee payable                                                   244,069
                                                                  ----------------
      Total liabilities                                               10,209,165
                                                                  ----------------
NET ASSETS                                                          $457,106,215
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $     37,139
   Paid-in capital in excess of par                                  385,241,284
                                                                  ----------------
                                                                     385,278,423
   Accumulated net realized gain (loss) on investments               (22,746,458)
   Net unrealized appreciation (depreciation) on investments          94,574,250
                                                                  ----------------
Net assets, October 31, 2000                                        $457,106,215
                                                                  ----------------
                                                                  ----------------

    22                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Assets and Liabilities Cont'd.

                                                                  October 31, 2000
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($92,684,974 / 7,466,784 shares of beneficial interest
      issued and outstanding)                                             $12.41
   Maximum sales charge (5% of offering price)                               .65
                                                                  ----------------
   Maximum offering price to public                                       $13.06
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($214,699,795 / 17,496,155 shares of beneficial
      interest issued and outstanding)                                    $12.27
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share
      ($131,554,218 / 10,720,269 shares of beneficial interest
      issued and outstanding)                                             $12.27
   Sales charge (1% of offering price)                                       .12
                                                                  ----------------
   Offering price to public                                               $12.39
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($18,167,228 / 1,456,268 shares of beneficial
      interest issued and outstanding)                                    $12.48
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     23

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Operations

                                                                        Year
                                                                       Ended
                                                                  October 31, 2000
----------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $23,148)          $  4,895,271
   Interest                                                               47,318
                                                                  ----------------
      Total income                                                     4,942,589
                                                                  ----------------
Expenses
   Management fee                                                      2,863,786
   Distribution fee--Class A                                             227,659
   Distribution fee--Class B                                           2,051,746
   Distribution fee--Class C                                           1,268,806
   Transfer agent's fees and expenses                                    245,000
   Reports to shareholders                                               160,000
   Registration fees                                                     150,000
   Custodian's fees and expenses                                         112,000
   Amortization of offering costs                                        110,000
   Legal fees and expenses                                                30,000
   Audit fee                                                              26,000
   Trustees' fees and expenses                                            14,000
   Miscellaneous                                                           8,574
                                                                  ----------------
      Total expenses                                                   7,267,571
                                                                  ----------------
Net investment loss                                                   (2,324,982)
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investment transactions                  (10,461,288)
Net change in unrealized appreciation/depreciation on
investments                                                           50,679,291
                                                                  ----------------
Net gain on investments                                               40,218,003
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 37,893,021
                                                                  ----------------
                                                                  ----------------

    24                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Statement of Changes in Net Assets

                                                    Year           March 3, 1999(a)
                                                   Ended                Through
                                              October 31, 2000     October 31, 1999
-------------------------------------------------------------------------------------
INCREASE IN NET ASSETS
Operations
   Net investment loss                          $ (2,324,982)        $    (981,843)
   Net realized gain (loss) on investments       (10,461,288)          (12,285,170)
   Net change in unrealized
      appreciation/depreciation of
      investments                                 50,679,291            43,894,959
                                              ----------------    -------------------
   Net increase in net assets resulting
      from operations                             37,893,021            30,627,946
                                              ----------------    -------------------
Fund share transactions (net of share
   conversion)
   (Note 6)
   Net proceeds from shares sold                 153,203,379           391,486,386
   Cost of shares reacquired                    (111,835,796)          (44,368,721)
                                              ----------------    -------------------
   Net increase in net assets from Fund
      share transactions                          41,367,583           347,117,665
                                              ----------------    -------------------
Total increase                                    79,260,604           377,745,611
NET ASSETS
Beginning of period                              377,845,611               100,000
                                              ----------------    -------------------
End of period                                   $457,106,215         $ 377,845,611
                                              ----------------    -------------------
                                              ----------------    -------------------
---------------
(a) Commencement of investment operations.

    See Notes to Financial Statements                                     25

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements

      Prudential Tax-Managed Equity Fund (the 'Fund') is a series of Prudential Tax-Managed Funds (the 'Trust'), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund had no significant operations other than the issuance of 2,500 shares each of Class A, Class B, Class C and Class Z for $100,000 on December 8, 1998 to Prudential Investments Fund Management LLC ('PIFM'). The Fund commenced investment operations on March 3, 1999.

      The investment objective of the Fund is to seek long-term after-tax growth of capital. The Fund pursues its objective by investing a majority of the total assets in equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities listed on a securities exchange and
NASDAQ National Market System Securities are valued at the last sale price on the day of valuation, or, if there was no sale on such day, at the mean between the last bid and asked prices on such day or at the bid price on such day in the absence of an asked price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued by an independent pricing agent or principal market makers. Securities for which market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation methodology or provides a valuation or methodology that does not represent fair value are valued in accordance with procedures adopted by the Fund's Board of Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations by a pricing service or principal market makers. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest to the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral.
    26

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      All securities are valued as of 4:15 p.m., New York time.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss), other than distribution fees, and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Reclassification of Capital Accounts: The Fund accounts for and reports distributions to shareholders in accordance with American Institute of Certified Public Accountants Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gains, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease undistributed net investment loss and decrease paid-in capital by $2,324,982, due to the Fund experiencing net operating losses and certain organizational expenses not deductible for tax purposes during the fiscal year ended October 31, 2000. Net investment income, net realized gains and net assets were not affected by this change.

      Taxes:    It is the intent of the Fund to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.
                                                                          27

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

      Deferred Offering Cost:    The Fund incurred approximately $327,000 in
connection with the initial offering of the Fund. Offering costs have been amortized over a period of 12 months ending in March 2000.

Note 2. Agreements
The Trust has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a Subadvisory Agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the cost of compensation of officers of the Trust, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      For the period November 1, 1999 through December 31, 1999, the management fee paid PIFM was computed daily and payable monthly at an annual rate of .65 of 1% of the Fund's average daily net assets. Effective January 1, 2000, the management fee paid PIFM is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .325 of 1% of the average daily net assets of the Fund. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services. The change in the subadvisory fee structure has no impact on the management fee charged to the Fund or its shareholders.

      The Trust has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the
    28

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

average daily net assets of the Class A, B and C shares, respectively. Such expenses were .25 of 1%, 1% and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively, for the year ended October 31, 2000.

      PIMS has advised the Fund that it received approximately $319,000 and $344,100 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended October 31, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the year ended October 31, 2000, it received approximately $825,600 and $184,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PIFM, PIMS and PIC are indirect, wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended October 31, 2000.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended October 31, 2000, the Fund incurred fees of approximately $235,100 for the services of PMFS. As of October 31, 2000, approximately $20,100 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the fiscal year ended October 31, 2000 were $453,511,584 and $412,287,150, respectively.
                                                                          29

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

      The cost basis of investments for federal income tax purposes as of October 31, 2000 was $365,032,176 and, accordingly, net unrealized appreciation for federal income tax purposes was $93,030,995 (gross unrealized appreciation--$105,364,426; gross unrealized depreciation--$12,333,431).

      The Fund had a capital loss carryforward as of October 31, 2000, of approximately $21,203,200, of which $11,454,800 expires in 2007 and $9,748,400 expires in 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such amounts.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of October 31, 2000, the Fund had a
 .20% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represents $1,321,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefor were as follows:

      ABN AMRO, Inc., 6.56%, in the principal amount of $150,000,000, repurchase price $150,027,333, due 11/1/00. The value of the collateral including accrued interest was $153,000,176.

      Bear, Stearns & Co., Inc., 6.56%, in the principal amount of $175,000,000, repurchase price $175,031,889, due 11/1/00. The value of the collateral including accrued interest was $184,628,570.

      Chase Securities, Inc., 6.56%, in the principal amount of $115,000,000, repurchase price $115,020,956, due 11/1/00. The value of the collateral including accrued interest was $117,304,831.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., 6.375%, in the principal amount of $43,782,000, repurchase price $43,789,753, due 11/1/00. The value of the collateral including accrued interest was $44,659,885.

      UBS Warburg, Inc., 6.56%, in the principal amount of $175,000,000, repurchase price $175,031,889, due 11/1/00. The value of the collateral including accrued interest was $178,501,724.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a
    30

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended October 31, 2000:
Shares sold                                                   2,946,204    $  35,336,218
Shares reacquired                                            (2,771,616)     (33,625,988)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                    174,588        1,710,230
Shares issued upon conversion from Class B                      355,164        4,412,297
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   529,752    $   6,122,527
                                                            -----------    -------------
                                                            -----------    -------------
March 3, 1999(a) through October 31, 1999:
Shares sold                                                   8,370,870    $  86,651,084
Shares reacquired                                            (1,531,309)     (16,474,883)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                  6,839,561       70,176,201
Shares issued upon conversion from Class B                       94,971        1,036,253
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                 6,934,532    $  71,212,454
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Year ended October 31, 2000:
Shares sold                                                   5,292,530    $  63,653,331
Shares reacquired                                            (3,044,109)     (36,839,619)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                  2,248,421       26,813,712
Shares reacquired upon conversion into Class A                 (357,981)      (4,412,297)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                 1,890,440    $  22,401,415
                                                            -----------    -------------
                                                            -----------    -------------
March 3, 1999(a) through October 31, 1999:
Shares sold                                                  16,918,477    $ 175,697,109
Shares reacquired                                            (1,220,109)     (13,250,878)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 15,698,368      162,446,231
Shares reacquired upon conversion into Class A                  (95,153)      (1,036,253)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                15,603,215    $ 161,409,978
                                                            -----------    -------------
                                                            -----------    -------------

------------------------------
(a) Commencement of investment operations.
                                                                          31

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Notes to Financial Statements Cont'd.

Class C                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended October 31, 2000:
Shares sold                                                   3,271,233    $  39,345,027
Shares reacquired                                            (2,432,795)     (29,332,942)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   838,438    $  10,012,085
                                                            -----------    -------------
                                                            -----------    -------------
March 3, 1999(a) through October 31, 1999:
Shares sold                                                  10,842,964    $ 112,692,373
Shares reacquired                                              (963,633)     (10,448,107)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                 9,879,331    $ 102,244,266
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Year ended October 31, 2000:
Shares sold                                                   1,233,776    $  14,868,803
Shares reacquired                                              (986,072)     (12,037,247)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                   247,704    $   2,831,556
                                                            -----------    -------------
                                                            -----------    -------------
March 3, 1999(a) through October 31, 1999:
Shares sold                                                   1,592,714    $  16,445,820
Shares reacquired                                              (386,650)      (4,194,853)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                 1,206,064    $  12,250,967
                                                            -----------    -------------
                                                            -----------    -------------

---------------
(a) Commencement of investment operations.
    32

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights

                                                                   Class A
                                                ---------------------------------------------
                                                        Year               March 3, 1999(a)
                                                       Ended                   Through
                                                  October 31, 2000         October 31, 1999
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                  $  11.27                 $  10.00
                                                      --------                 --------
Income from investment operations
Net investment income                                       --(e)                  0.01
Net realized and unrealized gain on
   investment transactions                                1.14                     1.26
                                                      --------                 --------
      Total from investment operations                    1.14                     1.27
                                                      --------                 --------
Net asset value, end of period                        $  12.41                 $  11.27
                                                      --------                 --------
                                                      --------                 --------
TOTAL RETURN(b):                                         10.12%                   12.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                       $ 92,685                 $ 78,169
Average net assets (000)                              $ 91,064                 $ 66,701
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees(f)                             1.09%                    1.23%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                                0.84%                    0.98%(c)
   Net investment income                                  0.03%                    0.09%(c)
For Class A, B, C and Z shares:
Portfolio turnover                                          94%                      67%

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
(e) Less than $.005 per share.
(f) The distributor of the Fund agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
    See Notes to Financial Statements                                     33

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights Cont'd.

                                                                   Class B
                                                ---------------------------------------------
                                                        Year               March 3, 1999(a)
                                                       Ended                   Through
                                                  October 31, 2000         October 31, 1999
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                  $  11.22                 $  10.00
                                                    ----------               ----------
Income from investment operations
Net investment loss                                      (0.09)                   (0.05)
Net realized and unrealized gain on
   investment transactions                                1.14                     1.27
                                                    ----------               ----------
      Total from investment operations                    1.05                     1.22
                                                    ----------               ----------
Net asset value, end of period                        $  12.27                 $  11.22
                                                    ----------               ----------
                                                    ----------               ----------
TOTAL RETURN(b):                                          9.36%                   12.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                       $214,700                 $175,129
Average net assets (000)                              $205,175                 $144,221
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                1.84%                    1.98%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                                0.84%                    0.98%(c)
   Net investment income                                 (0.72)%                  (0.67)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
    34                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights Cont'd.

                                                                   Class C
                                                ---------------------------------------------
                                                        Year               March 3, 1999(a)
                                                       Ended                   Through
                                                  October 31, 2000         October 31, 1999
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of period                  $  11.22                 $  10.00
                                                    ----------               ----------
Income from investment operations
Net investment loss                                      (0.09)                   (0.05)
Net realized and unrealized gain on
   investment transactions                                1.14                     1.27
                                                    ----------               ----------
      Total from investment operations                    1.05                     1.22
                                                    ----------               ----------
Net asset value, end of period                        $  12.27                 $  11.22
                                                    ----------               ----------
                                                    ----------               ----------
TOTAL RETURN(b):                                          9.36%                   12.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                       $131,554                 $110,895
Average net assets (000)                              $126,881                 $ 91,235
Ratios to average net assets:
   Expenses, including distribution and
      service (12b-1) fees                                1.84%                    1.98%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                                0.84%                    0.98%(c)
   Net investment income                                 (0.72)%                  (0.67)%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
    See Notes to Financial Statements                                     35

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Financial Highlights Cont'd.

                                                                   Class Z
                                                ---------------------------------------------
                                                        Year               March 3, 1999(a)
                                                       Ended                   Through
                                                  October 31, 2000         October 31, 1999
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:(d)
Net asset value, beginning of year                    $  11.30                 $  10.00
                                                      --------                 --------
Income from investment operations
Net investment income                                     0.03                     0.02
Net realized and unrealized gain on
   investment transactions                                1.15                     1.28
                                                      --------                 --------
      Total from investment operations                    1.18                     1.30
                                                      --------                 --------
Net asset value, end of period                        $  12.48                 $  11.30
                                                      --------                 --------
                                                      --------                 --------
TOTAL RETURN(b):                                         10.44%                   13.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                       $ 18,167                 $ 13,653
Average net assets (000)                              $ 17,464                 $ 12,627
Ratios to average net assets(c):
   Expenses, including distribution and
      service (12b-1) fees                                0.84%                    0.98%(c)
   Expenses, excluding distribution and
      service (12b-1) fees                                0.84%                    0.98%(c)
   Net investment income                                  0.28%                    0.35%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
(d) Based on average shares outstanding during the period.
    36                                     See Notes to Financial Statements

       Prudential Tax-Managed Funds       Prudential Tax-Managed Equity Fund
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Prudential Tax-Managed Funds--
Prudential Tax-Managed Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Tax-Managed Equity Fund (the 'Fund') at October 31, 2000, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
December 15, 2000
                                                                          37

Prudential Tax-Managed Equity Fund

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800)
225-1852. Read the prospectus carefully
before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Strategic Partners Focused Growth Fund
Target Funds
  Large Capitalization Growth Fund
  Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund
Prudential Value Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
Small Capitalization Growth Fund
Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund
Target Funds
  International Equity Fund

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
  Conservative Growth Fund
  Moderate Growth Fund
  High Growth Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund
           www.prudential.com  (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
  Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.
Prudential International Bond Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
  Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
COMMAND Government Fund
COMMAND Money Fund
COMMAND Tax-Free Fund

Prudential Tax-Managed Equity Fund

Getting the Most from Your Prudential Mutual Fund

How many times have you read these reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem.
We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations (CMOs):
Mortgage-backed bonds that separate mortgage pools into different maturity classes called tranches.
These instruments are sensitive to changes in interest rates and homeowner refinancing activity.
They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate charged by one bank to another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

           www.prudential.com  (800) 225-1852

Leverage: The use of borrowed assets to enhance return. The expectation is that the interest rate charged on borrowed funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold
(converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values; often used to describe the difference between "bid" and "asked" prices of a security, or between the yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign company or government on the U.S. market and denominated in U.S. dollars.

Prudential Tax-Managed Equity Fund

   Class A    Growth of a $10,000 Investment

(GRAPH)

Average Annual Total Returns as of 10/31/00
                         One Year     Since Inception
With Sales Charge         4.61%           10.40%
Without Sales Charge     10.12%           13.85%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in Prudential Tax-Managed Equity Fund
(Class A shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price Index
(S&P 500 Index) by portraying the initial account values at the commencement of operations of Class A shares, and at the end of the current fiscal year
(October 31, 2000), as measured on a quarterly basis.
For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial
$10,000 investment in Class A shares; (b) all recurring fees (including management fees) were deducted; and
(c) all dividends and distributions were reinvested.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The S&P
500 Index total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ from the securities in the Fund. The Index is not the only one that may be used to characterize performance of large-capitalization stock funds.
Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

        www.prudential.com  (800) 225-1852

   Class B    Growth of a $10,000 Investment

(GRAPH)

Average Annual Total Returns as of 10/31/00
                         One Year     Since Inception
With Sales Charge         4.36%           10.85%
Without Sales Charge      9.36%           13.08%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Prudential Tax-Managed Equity
Fund (Class B shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) by portraying the initial account values at the commencement of operations of Class B shares, and at the end of the current fiscal year (October 31, 2000), as measured on a quarterly basis.
For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B shares, assuming full redemption on October 31, 2000; (b) all recurring fees (including management fees) were deducted; and
(c) all dividends and distributions were reinvested.
Class B shares will automatically convert to Class A shares, on a quarterly basis, beginning approximately seven years after purchase.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The S&P
500 Index total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ from the securities in the Fund. The Index is not the only one that may be used to characterize performance of large-capitalization stock funds.
Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

Prudential Tax-Managed Equity Fund

   Class C    Growth of a $10,000 Investment

(GRAPH)

Average Annual Total Returns as of 10/31/00
                         One Year     Since Inception
With Sales Charge         7.26%           12.40%
Without Sales Charge      9.36%           13.08%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Prudential Tax-Managed Equity
Fund (Class C shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) by portraying the initial account values at the commencement of operations of Class C shares, and at the end of the current fiscal year (October 31, 2000), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class C shares; (b) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class
C shares, assuming full redemption on October 31, 2000; (c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The S&P
500 Index total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ from the securities in the Fund. The Index is not the only one that may be used to characterize performance of large-capitalization stock funds.
Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

        www.prudential.com  (800) 225-1852

   Class Z    Growth of a $10,000 Investment

(GRAPH)

Average Annual Total Returns as of 10/31/00
                         One Year     Since Inception
With Sales Charge         10.44%          14.24%
Without Sales Charge      10.44%          14.24%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Prudential Tax-Managed Equity
Fund (Class Z shares) with a similar investment in the Standard & Poor's 500 Composite Stock Price
Index (S&P 500 Index) by portraying the initial account values at the commencement of operations of Class Z shares, and at the end of the current fiscal year (October 31, 2000), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted; and
(b) all dividends and distributions were reinvested.
Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The S&P
500 Index total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the Index may differ from the securities in the Fund. The Index is not the only one that may be used to characterize performance of large-capitalization stock funds.
Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with SEC regulations.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
http://www.prudential.com

Trustees
Saul K. Fenster
Delayne Dedrick Gold
Robert F. Gunia
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Louis A. Weil, III
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Secretary
Jonathan D. Shain, Assistant Secretary

Manager
Prudential Investments
   Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795

Fund Symbols        NASDAQ       CUSIP
Class A             PTMAX      74437B103
Class B             PTMBX      74437B202
Class C             PTMCX      74437B301
Class Z             PTEZX      74437B400

MF187E

(LOGO) Printed on Recycled Paper